UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	6/30
Date of reporting period:	12/31/2006

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus BASIC California Municipal Money Market Fund

SEMIANNUAL REPORT December 31, 2006

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
20	Financial Highlights
21	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

Dreyfus BASIC
California Municipal
Money Market Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC California Municipal Money Market Fund, covering the six-month period from July 1, 2006, through December 31, 2006.

2006 proved to be a good time for the financial markets, with rallies in the second half of the year helping stocks, bonds and money market instruments achieve positive absolute returns.A number of factors contributed to the markets’ gains, including a more moderate economic expansion, strong business conditions, subdued inflation, stabilizing interest rates and robust investor demand for most asset classes.

In our analysis, 2006 provided an excellent reminder of the need for a long-term investment perspective. Adopting too short a time frame proved costly for some investors last year, as reducing allocations to stocks and bonds generally meant missing subsequent rallies. Indeed, history shows that reacting to near-term developments with extreme shifts in strategy rarely is the right decision. We believe that a better course is to set a portfolio mix to meet future goals, while attempting to ignore short term market fluctuations. Money market funds have continued to play an important role in that mix.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.We wish you good health and prosperity in 2007.

Thomas F. Eggers Chief Executive Officer The Dreyfus Corporation January 16, 2007
2

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus BASIC California Municipal Money Market Fund perform during the period?

For the six-month period ended December 31, 2006, the fund produced an annualized yield of 3.09% .Taking into account the effects of compounding, the fund also produced an annualized effective yield of 3.14% ..1

Yields of tax-exempt money market securities rose along with short-term interest rates for much of the reporting period before stabilizing when the Federal Reserve Board (the “Fed”) refrained from further rate hikes in the summer and fall of 2006.

What is the fund’s investment approach?

The fund seeks to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from high-quality California exempt issuers that we believe are most likely to provide high tax-exempt current income.We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in California’s short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities.This is due to the fact that yields tend to rise if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

little issuance and therefore lower yields, we may increase the fund’s average weighted maturity to maintain current yields for as long as we deem practical. At other times, we try to maintain a neutral average weighted maturity.

What other factors influenced the fund’s performance?

Just days before the start of the reporting period, the Fed increased short-term interest rates for the seventeenth time since June 2004.The Fed’s moves toward a less accommodative monetary policy were designed to forestall potential inflationary pressures as evidenced by resurgent energy prices and tight labor markets over the first half of 2006. The Fed’s June 2006 rate hike drove the overnight federal funds rate to 5.25%, its highest level in several years.

However, investors’ concerns regarding higher inflation waned during the summer when U.S. housing markets softened and employment gains moderated.As a result, investors looked forward to a possible end to the Fed’s tightening campaign. The Fed obliged when it held the federal funds rate steady at the August meeting of its Federal Open Market Committee (FOMC), the first pause in more than two years. Energy prices fell significantly in the late summer and fall, and GDP growth moderated to a 2.0% annualized rate in the third quarter, helping to ease investors’ inflation fears.The Fed continued to lend credence to a more benign inflation outlook by keeping short-term rates unchanged at its FOMC meetings over the remainder of the year.As a result, tax-exempt money market yields generally stabilized, particularly at the shorter end of the market’s maturity range.

Despite signs of an economic slowdown, including declining housing prices in some previously high-flying California real estate markets, the growing U.S. economy benefited California’s fiscal condition. Tax receipts came in higher than originally projected, reducing the state’s borrowing needs. Consequently, the supply of newly issued California money market instruments fell sharply compared to the same period one year earlier, while investor demand remained robust, putting downward pressure on yields.

4

As inflation-related concerns ebbed over the summer and fall, yields of longer-term municipal securities fell while those of shorter-dated municipal money market securities remained stable.This left little difference in the yields of tax-exempt securities with maturities between six months and four years. Investors therefore focused mainly on instruments maturing in six months or less, which put additional downward pressure on yields at the short end of the maturity range.

In this environment, we generally maintained the fund’s weighted average maturity in a range we considered to be slightly longer than industry averages.With yields relatively low from municipal notes and variable-rate demand notes at the long and short ends of the fund’s maturity spectrum, respectively, we continued to focus on tax-exempt commercial paper with maturities in the three- to five-month range.

What is the fund’s current strategy?

Recent Fed comments, mixed economic data and signs of subdued inflation suggest to us that the Fed is unlikely either to raise or lower short-term interest rates over the foreseeable future. While we have maintained the fund’s slightly longer-than-average duration position, we may lengthen its weighted average maturity further to take advantage of seasonal opportunities for higher yields that usually arise around the time income tax payments come due.

January 16, 2007
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC California Municipal Money Market Fund from July 1, 2006 to December 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended December 31, 2006

Expenses paid per $1,000 †	$ 2.29
Ending value (after expenses)	$1,015.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended December 31, 2006

Expenses paid per $1,000 †	$ 2.29
Ending value (after expenses)	$1,022.94

† Expenses are equal to the fund’s annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS December 31, 2006 (Unaudited)
Short-Term	Coupon	Maturity	Principal
Investments—100.0%	Rate (%)	Date	Amount ($)	Value ($)

California—94.1%
ABAG Finance Authority for
Non-Profit Corporations,
Revenue (Grauer Foundation for
Education Project) (LOC;
Comerica Bank)	3.92	1/7/07	4,000,000 [a]	4,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland PLC and Societe
Generale)	3.50	1/16/07	3,100,000	3,100,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland PLC and Societe
Generale)	3.45	3/6/07	3,750,000	3,750,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland PLC and Societe
Generale)	3.45	3/6/07	4,300,000	4,300,000
California,
Economic Recovery Bonds	4.50	1/1/07	100,000	100,003
California,
GO Notes	4.75	3/1/07	200,000	200,390
California,
GO Notes	5.25	3/1/07	500,000	501,350
California,
GO Notes	5.50	10/1/07	100,000	101,419
California,
GO Notes	6.30	10/1/07	125,000	127,532
California,
GO Notes, Refunding	5.50	2/1/07	200,000	200,303
California,
GO Notes, Refunding	5.00	10/1/07	400,000	404,364

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Community College
Financing Authority, GO Notes,
TRAN (Insured; FSA)	4.50	6/29/07	150,000	150,559
California Department of Water
Resources, Power Supply
Revenue (Insured; MBIA)	5.25	5/1/07	200,000	201,092
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.60	1/9/07	2,000,000	2,000,000
California Educational Facilities
Authority, Revenue, Refunding
(Art Center College of Design)
(LOC; Allied Irish Bank)	3.83	1/7/07	3,950,000 [a]	3,950,000
California Health Facilities
Financing Authority, Revenue
(Kaiser Permanente)	3.77	1/7/07	1,000,000 [a]	1,000,000
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
California State Teachers
Retirement System)	3.95	1/7/07	1,100,000 [a]	1,100,000
California Infrastucture and
Economic Development Bank,
Industrial Revenue (Nature
Kist Snacks Project) (LOC;
Wells Fargo Bank)	3.95	1/7/07	1,500,000 [a]	1,500,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil Incorporated
Project) (LOC; Bank of
The West)	3.97	1/7/07	1,000,000 [a]	1,000,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC;
Bank One)	3.92	1/1/07	3,400,000 [a]	3,400,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC;
JPMorgan Chase Bank)	3.92	1/1/07	1,200,000 [a]	1,200,000
California Pollution Control
Financing Authority, SWDR
(Marborg Industries Project)
(LOC; Wachovia Bank)	3.94	1/7/07	1,500,000 [a]	1,500,000
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Co. Inc.
Project) (LOC; Union Bank of
California)	3.99	1/7/07	3,910,000 [a]	3,910,000
California Statewide Communities
Development Authority, MFHR
(Copeland Creek Apartments)
(Liquidity Facility; Goldman
Sachs Group Inc. and LOC;
Goldman Sachs Group Inc.)	4.01	1/7/07	1,000,000 [a,b]	1,000,000
California Statewide Communities
Development Authority, MFHR
(Varenna Assisted Living
Apartments Project)
(LOC; HSH Nordbank)	3.90	1/7/07	1,000,000 [a]	1,000,000
California Statewide Communities
Development Authority,
MFHR (Vista Montana
Apartments) (Liquidity
Facility; Merrill Lynch
Capital Services and
LOC; Merrill Lynch)	4.00	1/7/07	2,460,000 [a,b]	2,460,000
California Statewide Communities
Development Authority,
Multi-Family Revenue (Cedar
Springs) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch)	4.00	1/7/07	2,000,000 [a,b]	2,000,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Statewide Communities
Development Authority, Revenue
(Concordia University Irvine
Project) (LOC; U.S. Bank NA)	3.92	1/1/07	3,700,000 [a]	3,700,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	3.82	1/7/07	3,200,000 [a]	3,200,000
California Statewide Communities
Development Authority,
Revenue, Refunding (University
Retirement Community at Davis
Project) (Insured; Radian Bank
and Liquidity Facility; Bank
of America)	3.97	1/1/07	12,355,000 [a]	12,355,000
California Statewide Communities
Development Authority, TRAN
(Pooled Local Agencies)	4.50	6/29/07	240,000	241,010
Chaffey Community College
District, GO Notes (Insured;
MBIA and Liquidity Facility;
JPMorgan Chase Bank)	3.91	1/7/07	2,985,000 [a,b]	2,985,000
Conejo Valley Unified School
District, GO Notes, TRAN	4.25	6/29/07	1,090,000	1,092,766
Goldman Sachs Pool Trust,
Revenue (Liquidity Facility;
Goldman Sachs Group and LOC;
IXIS Corporate and
Investment Bank)	4.01	1/7/07	4,000,000 [a,b]	4,000,000
Grossmont Union High School
District, GO Notes
(Insured; MBIA)	4.00	8/1/07	750,000	752,026
Hughson Unified School District,
GO Notes (Insured; FSA)	10.00	8/1/07	120,000	124,235
Long Beach,
Harbor Revenue	5.50	5/15/07	420,000	422,706
Long Beach,
Harbor Revenue, Refunding
(Insured; MBIA)	5.00	5/15/07	120,000	120,470
Los Angeles,
Wastewater System Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; FGIC)	3.76	1/7/07	2,935,000 [a]	2,935,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Los Angeles County,
GO Notes, TRAN	4.50	6/29/07	100,000	100,450
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax Revenue,
Refunding (Insured; MBIA)	5.00	7/1/07	180,000	181,317
Los Angeles County Schools Pooled
Financing Program, Pooled
TRANS Participation
Certificates (Los Angeles
County School and Community
College Districts) (Insured; FSA)	4.50	6/29/07	150,000	150,632
Los Angeles Department of
Airports, Revenue, Refunding
(Ontario International
Airport) (Insured; MBIA)	4.50	5/15/07	1,000,000	1,003,603
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Calko Steel
Incorporated Project) (LOC;
Comerica Bank)	3.95	1/7/07	2,150,000 [a]	2,150,000
Los Angeles Municipal Improvement
Corporation, CP
(LOC; Bank of America)	3.55	1/9/07	4,000,000	4,000,000
Los Angeles Municipal Improvement
Corporation, Sanitation
Equipment Charge Revenue
(Insured; FSA)	6.00	2/1/07	500,000	500,979
Madera County,
COP (Valley Children’s
Hospital Project)
(Insured; MBIA)	6.25	3/15/07	175,000	175,947
North Orange County, Regional
Occupational Program, COP
(Educational Center Funding
Program) (Insured; Assured
Guaranty and Liquidity
Facility; Dexia Credit Locale)	3.76	1/7/07	2,950,000 [a]	2,950,000
Oakland,
COP (Capital Equipment
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.82	1/7/07	2,200,000 [a]	2,200,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Orange County,
Airport Revenue, Refunding
(Insured; MBIA)	6.00	7/1/07	100,000	101,035
Oxnard Financing Authority,
Solid Waste Revenue, Refunding
(Insured; AMBAC)	4.00	5/1/07	600,000	600,322
Palomar Pomerado Health
(Insured; AMBAC and Liquidity
Facility; Merrill Lynch)	3.92	1/7/07	7,540,000 [a,b]	7,540,000
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Los
Medanos Community Development
Project) (Insured; AMBAC)	4.00	9/1/07	535,000	536,649
Sacramento County,
GO Notes, TRAN	4.50	7/17/07	130,000	130,535
Salinas Valley Solid Waste
Authority, Revenue
(Insured; AMBAC)	5.00	8/1/07	535,000	539,229
San Diego,
Water Utility Fund Net System
Revenue (Certificates of
Undivided Interest) (Insured;
FGIC and Liquidity Facility;
Citibank NA)	3.91	1/7/07	5,000,000 [a,b]	5,000,000
San Diego County Water Authority,
CP (Liquidity Facility; Dexia
Credit Locale)	3.51	2/7/07	4,500,000	4,500,000
San Diego County Water Authority,
CP (Liquidity Facility; Dexia
Credit Locale)	3.50	3/8/07	1,000,000	1,000,000
Santa Ana Financing Authority,
LR, Refunding (Police
Administration and Holding
Facility) (Insured; MBIA)	4.00	7/1/07	940,000	942,201

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
South Coast Local Education
Agencies, TRAN (Pooled Tax
and Revenue Anticipation
Note Program)	4.50	6/29/07	800,000	803,615
South Orange County Public
Financing Authority, Special
Tax Revenue (Foothill Area)
(Insured; FGIC)	7.50	8/15/07	300,000	307,178
Southern California Public Power
Authority, San Juan Power
Project Revenue, Refunding
(San Juan Unit 3) (Insured; FSA)	5.00	1/1/07	100,000	100,000
Stockton Community Facilities
District, Special Tax Revenue
(Arch Road East Community
Facilities District Number
99-02) (LOC; Wells Fargo Bank)	3.76	1/7/07	2,335,000 [a]	2,335,000
Turlock Irrigation District,
Revenue, CP (LOC; Citibank NA)	3.52	2/8/07	3,000,000	3,000,000
University of California,
Revenue, CP	3.50	3/8/07	1,500,000	1,500,000
University of California Regents,
General Revenue (Putters
Program) (Insured; MBIA and
Liquidity Facility; PB Finance Inc.)	3.93	1/7/07	1,995,000 [a,b]	1,995,000
University of California Regents,
Revenue, CP	3.50	1/12/07	1,000,000	1,000,000
Vallejo,
Water Revenue, COP (LOC;
KBC Bank)	3.92	1/7/07	2,000,000 [a]	2,000,000
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	3.85	1/7/07	2,695,000 [a]	2,695,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related—5.9%
Puerto Rico Aqueduct and Sewage
Authority, Revenue, Refunding
(Insured; MBIA)	6.00	7/1/07	165,000	167,012
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citigroup Global
Market Holding and LOC;
Citigroup Global Market Holding)	3.97	1/7/07	2,000,000 [a,b]	2,000,000
Puerto Rico Commonwealth,
Public Improvement GO Notes
(Insured; MBIA)	6.50	7/1/07	175,000	177,549
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FGIC)	5.00	7/1/07	260,000	261,859
Puerto Rico Commonwealth,
TRAN (LOC: Banco Bilboa
Vizcaya, Banco Santander, Bank
of Nova Scotia, BNP Paribas,
Dexia Credit Locale and
Fortis Bank)	4.50	7/30/07	4,500,000	4,525,280
Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; MBIA)	4.50	7/1/07	350,000	351,695
Puerto Rico Municipal Finance
Agency (Insured; FSA)	4.00	8/1/07	435,000	436,100

Total Investments (cost $134,043,412)			100.0%	134,043,412

Cash and Receivables (Net)			.0%	42,255

Net Assets			100.0%	134,085,667

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $28,980,000 or 21.6% of net assets.

14

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	90.4
AAA,AA,A [c]	Aaa,Aa,A [c]	AAA,AA,A [c]	9.6
			100.0

†	Based on total investments.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	134,043,412	134,043,412
Cash		1,134,214
Interest receivable		764,484
		135,942,110

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		39,762
Payable for investment securities purchased		1,471,075
Dividends payable		345,606
		1,856,443

Net Assets ($)		134,085,667

Composition of Net Assets ($):
Paid-in capital		134,061,435
Accumulated net realized gain (loss) on investments		24,232

Net Assets ($)		134,085,667

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		134,061,435
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS Six Months Ended December 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	2,072,786
Expenses:
Management fee—Note 2	264,479
Total Expenses	264,479
Investment Income—Net	1,808,307

Realized Gain (Loss) on Investment—Note 1(b) ($)	194
Net Increase in Net Assets Resulting from Operations	1,808,501

See notes to financial statements.
18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Operations ($):
Investment income—net	1,808,307	1,826,370
Net realized gain (loss) on investments	194	25,009
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,808,501	1,851,379

Dividends to Shareholders from ($):
Investment income—net	(1,808,307)	(1,826,370)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	285,840,429	337,774,914
Dividends reinvested	745,375	981,586
Cost of shares redeemed	(224,567,461)	(338,855,401)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	62,018,343	(98,901)
Total Increase (Decrease) in Net Assets	62,018,537	(73,892)

Net Assets ($):
Beginning of Period	72,067,130	72,141,022
End of Period	134,085,667	72,067,130

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
December 31, 2006			Year Ended June 30,

	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.016	.025	.014	.005	.008	.013
Distributions:
Dividends from investment
income—net	(.016)	(.025)	(.014)	(.005)	(.008)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.11[a]	2.50	1.34	.53	.84	1.36

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45[a]	.45	.46	.45	.45	.46
Ratio of net investment income
to average net assets	3.08[a]	2.49	1.37	.52	.83	1.36

Net Assets, end of period
($ X 1,000)	134,086	72,067	72,141	57,791	75,393	81,494

[a] Annualized.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC California Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund’s investment objective is to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liq-uidity.The Dreyfus Corporation (the “Manager’’ or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian, Mellon Bank, N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid

22

monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain, if any, sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2006, were all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (collectively, the “Dreyfus/Laurel Funds”) attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund.

24

These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $39,762.

NOTE 3—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 2006, the fund did not borrow under the Facility.

The Fund 25

For More	Information

Dreyfus BASIC	Transfer Agent &
California Municipal	Dividend Disbursing Agent
Money Market Fund
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Dreyfus BASIC Massachusetts Municipal Money Market Fund

SEMIANNUAL REPORT December 31, 2006

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

Dreyfus BASIC Massachusetts Municipal Money Market Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC Massachusetts Municipal Money Market Fund covering the 6-month period from July 1, 2006, through December 31, 2006.

2006 proved to be a good time for the financial markets, with rallies in the second half of the year helping stocks, bonds and money market instruments achieve positive absolute returns.A number of factors contributed to the markets’ gains, including a more moderate economic expansion, strong business conditions, subdued inflation, stabilizing interest rates and robust investor demand for most asset classes.

In our analysis, 2006 provided an excellent reminder of the need for a long-term investment perspective. Adopting too short a time frame proved costly for some investors last year, as reducing allocations to stocks and bonds generally meant missing subsequent rallies. Indeed, history shows that reacting to near-term developments with extreme shifts in strategy rarely is the right decision. We believe that a better course is to set a portfolio mix to meet future goals, while attempting to ignore short term market fluctuations. Money market funds have continued to play an important role in that mix.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.We wish you good health and prosperity in 2007.

Thomas F. Eggers Chief Executive Officer The Dreyfus Corporation January 16, 2007
2

DISCUSSION OF FUND PERFORMANCE

J. Christopher Nicholl, Portfolio Manager

How did Dreyfus BASIC Massachusetts Municipal Money Market Fund perform during the period?

For the six-month period ended December 31, 2006, the fund’s shares provided an annualized yield of 3.09% and, after taking into account the effects of compounding, an annualized effective yield of 3.13% ..1

Tax-exempt money market yields generally stabilized over the second half of 2006 as economic growth moderated and the Federal Reserve Board (the “Fed”) refrained from further rate hikes between July and December, its first pauses in more than two years.

What is the fund’s investment approach?

The fund seeks to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from Massachusetts issuers that we believe are most likely to provide high tax-exempt current income, while focusing on credit risk. We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in Massachusetts’ short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities.This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

the fund’s average weighted maturity to maintain current yields for as long as practical. At other times, we try to maintain a neutral average weighted maturity.

What other factors influenced the fund’s performance?

After posting robust growth earlier in 2006, the rate of U.S. economic expansion moderated over the second half of the year. Softening housing markets and declining energy prices suggested that investors’ previous economic and inflation fears might have been overblown, and that a gradual slowdown in the U.S. economy was likely to relieve inflationary pressures.The Fed lent credence to a more benign inflation outlook when it held the overnight federal funds rate steady at 5.25% over the second half of the year. The Fed’s pause represented the first meetings of its Federal Open Market Committee without a rate hike since June 2004.

Expectations of slower economy were confirmed when it later was announced that the GDP growth rate had fallen to 2.0% during the third quarter of 2005, down from 2.6% in the second quarter.Yet, U.S. labor markets remained persistently strong and declining housing prices apparently failed to affect other areas of the economy, helping to reassure investors that the U.S. economy was heading for a “soft landing.”

Despite signs of an economic slowdown, the fiscal conditions of Massachusetts and its municipalities remained sound. Massachusetts took in more tax revenue than originally projected in 2006, reducing its need to borrow.Yet, even as the supply of newly issued municipal securities fell compared to the same period one year ago, investor demand remained robust from individuals and institutions seeking competitive levels of tax-exempt income.

In this environment, short-term tax-exempt money market instruments traded in a fairly tight range, while yields at the longer end of the maturity range fell modestly. As a result, yield differences along the money market spectrum narrowed. Indeed, at times near the end of 2006, yields of variable rate demand notes (VRDNs), on which

4

yields are reset weekly, were higher than those of fixed-rate securities with slightly longer maturities, a phenomenon known as an “inverted yield curve.” Investors therefore continued to focus mainly on short-term instruments.

During much of the reporting period, we maintained the fund’s weighted average maturity in a range that was longer than industry averages to take advantage of higher yields among longer-term instruments. However, with yield differences so narrow along its maturity range, the fund’s emphasis on longer-term instruments had little effect on overall performance. Later in the reporting period, we slightly reduced the fund’s weighted average maturity, and we placed greater emphasis on VRDNs.

What is the fund’s current strategy?

As of year-end, mixed economic and inflation data suggest to us that the Fed is unlikely to raise or reduce short-term interest rates over the foreseeable future.Therefore, we have continued to maintain a modestly long weighted average maturity compared to industry averages. At the same time, with the yield curve inverted at the short end of its range, we have retained our focus on VRDNs over longer-term municipal notes or commercial paper. Of course, we are prepared to adjust our strategies as market conditions evolve.

January 16, 2007
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Massachusetts Municipal Money Market Fund from July 1, 2006 to December 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended December 31, 2006

Expenses paid per $1,000 †	$ 2.34
Ending value (after expenses)	$1,015.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended December 31, 2006

Expenses paid per $1,000 †	$ 2.35
Ending value (after expenses)	$1,022.89

† Expenses are equal to the fund’s annualized expense ratio of .46%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS December 31, 2006 (Unaudited)
Short-Term	Coupon	Maturity	Principal
Investments—99.1%	Rate (%)	Date	Amount ($)	Value ($)

Ayer,
GO Notes, BAN	4.50	6/1/07	1,150,600	1,154,360
Boston Industrial Development
Financing Authority, Revenue
(Fenway Community Health
Center Project) (LOC; Fifth
Third Bank)	3.88	1/7/07	3,240,000 [a]	3,240,000
Braintree,
GO Notes, BAN	4.00	11/14/07	4,500,000	4,518,877
Canton Housing Authority,
MFHR, Refunding (Canton
Arboretum Apartments)
(Insured; FNMA)	3.96	1/7/07	6,665,000 [a]	6,665,000
Eclipse Funding Trust,
Revenue (Massachusetts Water
Resources Authority) (Insured;
MBIA and Liquidity Facility;
U.S. Bank)	3.93	1/7/07	6,000,000 [a]	6,000,000
Lexington,
GO Notes, BAN	4.25	2/1/07	2,165,000	2,166,067
Marblehead,
GO Notes, BAN	4.25	8/17/07	2,226,500	2,235,216
Massachusetts,
Consolidated Loan	3.96	1/1/07	1,200,000 [a]	1,200,000
Massachusetts,
CP (LOC; Bank of Nova Scotia)	3.55	1/5/07	1,500,000	1,500,000
Massachusetts,
GO (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; State Street Bank
and Trust Co.)	3.95	1/1/07	1,400,000 [a]	1,400,000
Massachusetts,
GO, Refunding (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.90	1/7/07	2,850,000 [a]	2,850,000
Massachusetts Bay Transportation
Authority, General
Transportation Systems, GO
Notes (Liquidity Facility;
Westdeutsche Landesbank)	3.88	1/7/07	3,500,000 [a]	3,500,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts Development Finance
Agency, Revenue (Brandon
Residential Treatment Center,
Inc. Project) (LOC; SunTrust Bank)	3.91	1/7/07	1,025,000 [a]	1,025,000
Massachusetts Development Finance
Agency, Revenue (Dexter School
Project) (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	3.94	1/7/07	1,000,000 [a]	1,000,000
Massachusetts Development Finance
Agency, Revenue (Holy Cross
College Issue) (Insured; AMBAC
and Liquidity Facility; Morgan
Stanley Bank)	3.94	1/7/07	1,600,000 [a,b]	1,600,000
Massachusetts Development Finance
Agency, Revenue (Meadowbrook
School Project) (LOC; Allied
Irish Banks)	3.91	1/7/07	1,370,000 [a]	1,370,000
Massachusetts Development Finance
Agency, Revenue (WGBH
Educational Foundation Issue)
(Insured; AMBAC and Liquidity
Facility; Royal Bank of Canada)	3.90	1/7/07	4,650,000 [a]	4,650,000
Massachusetts Development Finance
Agency, Revenue (Worcester
Academy Issue) (LOC; Allied
Irish Banks)	3.94	1/7/07	3,000,000 [a]	3,000,000
Massachusetts Development Finance
Agency, Revenue (YOU, Inc.)
(LOC; PNC Bank)	3.87	1/7/07	3,200,000 [a]	3,200,000
Massachusetts Development Finance
Agency, SWDR (Newark Group
Project) (LOC; JPMorgan
Chase Bank)	3.92	1/7/07	1,000,000 [a]	1,000,000
Massachusetts Health and Educational
Facilities Authority, Health Care
Facilities Revenue (Partners
Healthcare Systems) (Insured;
FSA and Liquidity Facility:
Bayerische Landesbank and
JPMorgan Chase Bank)	3.88	1/7/07	2,500,000 [a]	2,500,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts Health and
Educational Facilities
Authority, Health Care
Facilities Revenue (Partners
Healthcare Systems) (Insured;
FSA and Liquidity Facility:
Bayerische Landesbank and
JPMorgan Chase Bank)	3.92	1/7/07	2,000,000 [a]	2,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Amherst College Issue)	3.58	1/11/07	975,000	975,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (Insured;
MBIA and Liquidity Facility;
State Street Bank
and Trust Co.)	3.88	1/1/07	1,740,000 [a]	1,740,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue)
(LOC; Bank of America)	3.89	1/1/07	2,000,000 [a]	2,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Citizens Bank of Massachusetts)	3.84	1/7/07	4,520,000 [a]	4,520,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Citizens Bank of Massachusetts)	3.84	1/7/07	7,800,000 [a]	7,800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Childrens
Hospital Issue) (Insured;
AMBAC and Liquidity Facility;
Bank of America)	3.95	1/1/07	2,700,000 [a]	2,700,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts Health and
Educational Facilities
Authority, Revenue (Emmanuel
College Issue) (LOC; Allied
Irish Banks)	3.92	1/7/07	4,450,000 [a]	4,450,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	3.83	1/7/07	4,000,000 [a]	4,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Peabody
Essex Museum Issue) (LOC;
Royal Bank of Scotland)	3.86	1/7/07	4,000,000 [a]	4,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Putters
Program) (Insured; FGIC and
Liquidity Facility; JPMorgan
Chase Bank)	3.94	1/7/07	5,365,000 [a]	5,365,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (University
of Massachusetts Issue) (LOC;
Dexia Credit Locale)	3.86	1/7/07	2,500,000 [a]	2,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	3.92	1/7/07	4,675,000 [a]	4,675,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	3.85	1/7/07	2,600,000 [a]	2,600,000
Massachusetts Industrial Finance
Agency, First Mortgage Revenue
(Orchard Cove Inc.) (LOC; Bank
of America)	3.86	1/7/07	1,300,000 [a]	1,300,000
Massachusetts Port Authority,
Revenue, CP (LOC; Westdeutsche
Landesbank)	3.55	1/22/07	5,000,000	5,000,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; FSA and
Liquidity Facility; Morgan
Stanley Bank)	3.94	1/7/07	3,500,000 [a,b]	3,500,000
Massachusetts Water Resources
Authority, CP (LOC; Bayerische
Landesbank)	3.52	1/3/07	3,500,000	3,499,963
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; Bayerische
Landesbank)	3.88	1/7/07	4,200,000 [a]	4,200,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.96	1/1/07	9,745,000 [a]	9,745,000
Northborough-Southborough Regional
School District, GO Notes, BAN	4.00	10/25/07	2,500,000	2,509,419
Raynham,
GO Notes, BAN	4.35	8/24/07	1,900,000	1,909,444

Total Investments (cost $136,762,333)			99.1%	136,763,346

Cash and Receivables (Net)			.9%	1,260,812

Net Assets			100.0%	138,024,158

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $5,100,000 or 3.7% of net assets.

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

12

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	96.1
AAA,AA,A [c]	Aaa,Aa,A [c]	AAA,AA,A [c]	3.1
Not Rated [d]	Not Rated [d]	Not Rated [d]	.8
			100.0

†	Based on total investments.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	136,762,333	136,763,346
Cash		853,241
Interest receivable		856,428
		138,473,015

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		77,583
Dividends payable		368,913
Interest payable—Note 3		1,541
Payable for shares of Beneficial Interest redeemed		820
		448,857

Net Assets ($)		138,024,158

Composition of Net Assets ($):
Paid-in capital		138,023,145
Accumulated gross unrealized appreciation on investments		1,013

Net Assets ($)		138,024,158

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		138,034,230
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.
14

STATEMENT OF OPERATIONS Six Months Ended December 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	2,319,159
Expenses:
Management fee—Note 2	294,526
Interest expense—Note 3	3,853
Total Expenses	298,379
Investment Income—Net	2,020,780

Net Unrealized Appreciation on Investments	1,013
Net Increase in Net Assets Resulting from Operations	2,021,793

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Operations ($):
Investment income—net	2,020,780	3,280,762
Net unrealized appreciation on investments	1,013	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,021,793	3,280,762

Dividends to Shareholders from ($):
Investment income—net	(2,020,780)	(3,280,762)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	171,154,301	423,751,536
Dividends reinvested	362,394	605,282
Cost of shares redeemed	(163,779,807)	(425,233,021)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	7,736,888	(876,203)
Total Increase (Decrease) in Net Assets	7,737,901	(876,203)

Net Assets ($):
Beginning of Period	130,286,257	131,162,460
End of Period	138,024,158	130,286,257

See notes to financial statements.
16

FINANCIAL HIGHLIGHTS

The following table describe the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
December 31, 2006			Year Ended June 30,

	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.016	.024	.013	.005	.009	.014
Distributions:
Dividends from investment
income—net	(.016)	(.024)	(.013)	(.005)	(.009)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.11[a]	2.48	1.34	.53	.87	1.41

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46[a]	.46	.45	.45	.45	.45
Ratio of net investment income
to average net assets	3.09[a]	2.46	1.33	.53	.87	1.38

Net Assets, end of period
($ X 1,000)	138,024	130,286	131,162	141,930	162,730	168,601

[a] Annualized.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Massachusetts Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund’s investment objective is to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liq-uidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

18

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the commonwealth and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

The Fund 19

NOTES TO FINANCIAL STATEMENTS) (Unaudited) (continued)

All cash balances were maintained with the Custodian,Mellon Bank,N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are more-likely-than-not of being sustained by the applicable tax authority.Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2006 were all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

20

At December 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee And Other Transactions With Affiliates:

Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (collectively, the “Dreyfus/Laurel Funds”) attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone

The Fund 21

NOTES TO FINANCIAL STATEMENTS) (Unaudited) (continued)

meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $77,583.

NOTE 3—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended December 31, 2006 was approximately $131,000 with a related weighted average annualized interest rate of 5.84% .

22

NOTES

For More	Information

Dreyfus BASIC	Transfer Agent &
Massachusetts Municipal	Dividend Disbursing Agent
Money Market Fund	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Manager	Distributor
The Dreyfus Corporation	Dreyfus Service Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Dreyfus BASIC New York Municipal Money Market Fund

SEMIANNUAL REPORT December 31, 2006

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
20	Financial Highlights
21	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

Dreyfus BASIC New York Municipal Money Market Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC New York Municipal Money Market Fund, covering the six-month period from July 1, 2006, through December 31, 2006.

2006 proved to be a good time for the financial markets, with rallies in the second half of the year helping stocks, bonds and money market instruments achieve positive absolute returns.A number of factors contributed to the markets’ gains, including a more moderate economic expansion, strong business conditions, subdued inflation, stabilizing interest rates and robust investor demand for most asset classes.

In our analysis, 2006 provided an excellent reminder of the need for a long-term investment perspective. Adopting too short a time frame proved costly for some investors last year, as reducing allocations to stocks and bonds generally meant missing subsequent rallies. Indeed, history shows that reacting to near-term developments with extreme shifts in strategy rarely is the right decision. We believe that a better course is to set a portfolio mix to meet future goals, while attempting to ignore short term market fluctuations. Money market funds have continued to play an important role in that mix.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.We wish you good health and prosperity in 2007.

Thomas F. Eggers Chief Executive Officer The Dreyfus Corporation January 16, 2007
2

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus BASIC New York Municipal Money Market Fund perform during the period?

For the six-month period ended December 31, 2006, the fund produced an annualized yield of 3.15% . Taking into account the effects of compounding, the fund also produced an annualized effective yield of 3.19% ..1

Yields of tax-exempt money market securities rose along with short-term interest rates for much of the reporting period before stabilizing when the Federal Reserve Board (the “Fed”) refrained from further rate hikes in the summer and fall of 2006.

What is the fund’s investment approach?

The fund seeks to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liq-uidity.To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from high-quality New York-exempt issuers that we believe are most likely to provide high tax-exempt current income. We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in New York’s short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities.This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

the fund’s weighted average maturity to maintain current yields for as long as we deem practical. At other times, we try to maintain a neutral weighted average maturity.

What other factors influenced the fund’s performance?

Just days before the start of the reporting period, the Fed increased short-term interest rates for the seventeenth time since June 2004. The Fed’s moves toward a less accommodative monetary policy were designed to forestall potential inflationary pressures as evidenced by resurgent energy prices and tight labor markets over the first half of 2006.The Fed’s June 2006 rate hike drove the overnight federal funds rate to 5.25%, its highest level in several years.

However, investors’ concerns regarding higher inflation waned during the summer when U.S. housing markets softened and employment gains moderated.As a result, investors looked forward to a possible end to the Fed’s tightening campaign. The Fed obliged when it held the federal funds rate steady at the August meeting of its Federal Open Market Committee (FOMC), the first pause in more than two years. Energy prices fell significantly in the late summer and fall, and GDP growth moderated to a 2.0% annualized rate in the third quarter, helping to ease investors’ inflation fears.The Fed continued to lend credence to a more benign inflation outlook by keeping short-term rates unchanged at its FOMC meetings over the remainder of the year.As a result, tax-exempt money market yields generally stabilized, particularly at the shorter end of the market’s maturity range.

Despite signs of an economic slowdown, including declining housing prices in some previously high-flying real estate markets, the growing U.S. economy benefited the fiscal conditions of both New York state and New York city.Tax receipts came in higher than originally projected for both entities, reducing their borrowing needs. Consequently, the supply of newly issued New York money market instruments fell compared to the same period one year earlier, while investor demand remained robust, putting downward pressure on yields.

4

As inflation-related concerns ebbed over the summer and fall, yields of longer-term municipal securities fell while those of shorter-dated municipal money market securities remained stable.This left little difference in the yields of tax-exempt securities with maturities between six months and four years. Investors therefore focused mainly on instruments maturing in six months or less, which put additional downward pressure on yields at the short end of the maturity range.

In this environment, we generally maintained the fund’s weighted average maturity in a range we considered to be in line with industry averages. However, with yields relatively low from municipal notes and variable-rate demand notes at the long and short ends of the fund’s maturity spectrum, respectively, we increased our focus on tax-exempt commercial paper with maturities in the three- to five-month range.

What is the fund’s current strategy?

Recent Fed comments, mixed economic data and signs of subdued inflation suggest to us that the Fed is unlikely either to raise or lower short-term interest rates over the foreseeable future. While we have maintained the fund’s market neutral position, we may lengthen its weighted average maturity to take advantage of seasonal opportunities for higher yields that typically arise around the time income tax payments are due.

January 16, 2007
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC New York Municipal Money Market Fund from July 1, 2006 to December 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended December 31, 2006

Expenses paid per $1,000 †	$ 2.29
Ending value (after expenses)	$1,016.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended December 31, 2006

Expenses paid per $1,000 †	$ 2.29
Ending value (after expenses)	$1,022.94

† Expenses are equal to the fund’s annualized expense ratio of .45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS December 31, 2006 (Unaudited)
Short-Term	Coupon	Maturity	Principal
Investments—99.0%	Rate (%)	Date	Amount ($)	Value ($)

New York—96.5%
ABN AMRO Munitops Certificate
Trust, Revenue, Refunding
(Cornell University)
(Liquidity Facility; ABN-AMRO)	3.94	1/7/07	6,710,000 [a,b]	6,710,000
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC;
Citizens Bank of Massachusetts)	3.95	1/7/07	1,600,000 [a]	1,600,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC;
Citizens Bank of Rhode Island)	3.91	1/7/07	5,855,000 [a]	5,855,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Corning Preserve/Hudson
Riverfront Development
Project) (LOC; Key Bank)	3.94	1/7/07	1,360,000 [a]	1,360,000
Auburn Industrial Development
Authority, IDR (Fat Tire LLC
Project) (LOC; Citizens Bank
of Pennsylvania)	4.06	1/7/07	675,000 [a]	675,000
Binghamton,
GO Notes, BAN	4.00	2/2/07	4,400,000	4,401,618
Brewster,
GO Notes, BAN	4.80	5/18/07	2,700,000	2,706,415
Broome County Industrial
Development Agency, IDR
(Parlor City Paper Box Co.,
Inc. Facility) (LOC; The Bank
of New York)	3.99	1/7/07	3,060,000 [a]	3,060,000
Burnt Hills-Ballston Lake Central
School District, GO Notes, TAN	4.50	7/6/07	1,500,000	1,504,769
Cohoes Industrial Development
Agency, Civic Facility Revenue
(Columbia Crest Senior Housing
Project) (LOC; Key Bank)	3.94	1/7/07	2,780,000 [a]	2,780,000
Colonie,
GO Notes, BAN	4.25	4/5/07	2,000,000	2,002,533

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Marist
College Civic Facility)
(LOC; Key Bank)	3.92	1/7/07	2,000,000 [a]	2,000,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Marist
College Civic Facility) (LOC;
The Bank of New York)	3.92	1/7/07	1,900,000 [a]	1,900,000
East Syracuse-Minoa Central School
District, GO Notes, BAN	4.65	7/20/07	1,220,000	1,225,126
Erie County Industrial Development
Agency, Civic Facility Revenue
(Every Person Influences
Children, Inc. Project) (LOC;
Fifth Third Bank)	3.92	1/7/07	1,265,000 [a]	1,265,000
Lancaster Industrial Development
Agency, IDR (Jiffy-Tite Co.,
Inc. Project) (LOC; Key Bank)	4.06	1/7/07	1,135,000 [a]	1,135,000
Metropolitan Transportation
Authority, Dedicated Tax Fund,
Refunding (Insured; XLCA and
Liquidity Facility; Citibank NA)	3.91	1/7/07	15,600,000 [a]	15,600,000
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC and
Liquidity Facility; PB Finance Inc.)	3.96	1/7/07	6,795,000 [a,b]	6,795,000
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC and
Liquidity Facility; The Bank
of New York)	3.94	1/7/07	5,660,000 [a,b]	5,660,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	3.96	1/7/07	2,500,000 [a]	2,500,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Nassau County,
GO Notes, TAN	4.25	9/30/07	5,000,000	5,026,365
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Comerica Bank)	3.93	1/7/07	11,730,000 [a]	11,730,000
New York City
(Putters Program) (Insured;
XLCA and Liquidity Facility;
JPMorgan Chase Bank)	3.95	1/7/07	2,100,000 [a,b]	2,100,000
New York City,
GO Notes	5.00	8/1/07	3,000,000	3,023,807
New York City,
GO Notes	5.00	8/1/07	3,835,000	3,865,656
New York City Housing Development
Corporation, Multi-Family
Rental Housing Revenue (West
89th Street Development)
(Insured; FNMA)	3.93	1/7/07	13,000,000 [a]	13,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC;
Allied Irish Bank)	3.93	1/7/07	5,250,000 [a]	5,250,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Ethical
Culture Fieldston School
Project) (Insured; XLCA and
Liquidity Facility; Dexia
Credit Locale)	3.90	1/7/07	8,335,000 [a]	8,335,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Hewitt School Project)
(LOC; Allied Irish Bank)	3.93	1/7/07	1,570,000 [a]	1,570,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Bank)	3.96	1/7/07	5,000,000 [a]	5,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; Allied Irish Bank)	3.93	1/7/07	4,000,000 [a]	4,000,000
New York City Industrial
Development Agency, Liberty
Revenue (FC Hanson Office
Associates LLC Project) (LOC;
Lloyds TSB Bank PLC)	3.92	1/7/07	9,000,000 [a]	9,000,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility: Dexia
Credit Locale and JPMorgan
Chase Bank)	3.60	2/15/07	3,350,000	3,350,000
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.96	1/7/07	18,080,000 [a,b]	18,080,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital Inc.) (LOC; JPMorgan
Chase Bank)	3.92	1/7/07	4,500,000 [a]	4,500,000
New York State Energy Research and
Development Authority, Revenue
(Consolidated Edison Company
of New York, Inc. Project)
(LOC; Citibank NA)	3.91	1/7/07	9,700,000 [a]	9,700,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Housing Finance
Agency, Housing Revenue (Rip
Van Winkle House) (Insured;
FHLMC and Liquidity
Facility; FHLMC)	3.94	1/7/07	4,700,000 [a]	4,700,000
New York State Housing Finance
Agency, Revenue (Hospital for
Special Surgery Staff Housing)
(LOC; JPMorgan Chase Bank)	3.85	1/7/07	6,100,000 [a]	6,100,000
New York State Housing Finance
Agency, Revenue (Worth Street)
(LOC; FNMA)	3.90	1/7/07	12,000,000 [a]	12,000,000
New York State Urban Development
Corporation, Correctional and
Youth Facilities Service Contract
Revenue (Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	3.96	1/7/07	7,375,000 [a,b]	7,375,000
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	3.94	1/7/07	6,000,000 [a]	6,000,000
Newburgh Industrial Development
Agency, MFHR (Belvedere
Housing Project) (Liquidity
Facility; Merrill Lynch)	4.02	1/7/07	3,100,000 [a,b]	3,100,000
Olean,
GO Notes, RAN	4.50	8/30/07	1,300,000	1,305,820
Onondaga County Industrial
Development Agency, Civic Facility
Revenue (Onondaga Community
College Housing Development
Corporation Project) (LOC; Citizens
Bank of Massachusetts)	3.91	1/7/07	3,825,000 [a]	3,825,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service Corporation
Project) (LOC; FHLB)	3.92	1/7/07	1,490,000 [a]	1,490,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	4.50	6/29/07	5,400,000	5,416,320
Pearl River Union Free School
District, GO Notes, TAN	4.50	6/28/07	2,300,000	2,306,793
Port Authority of New York and
New Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.55	3/5/07	1,000,000	1,000,000
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; Commerce Bank N.A.)	3.97	1/7/07	8,025,000 [a]	8,025,000
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Rensselaer
Polytechic Institute Project)	4.05	1/7/07	6,485,000 [a]	6,485,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College of Blauvelt Project)
(LOC; Commerce Bank NA)	3.94	1/7/07	2,000,000 [a]	2,000,000
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue
(Canton-Potsdam Hospital
Project) (LOC; Key Bank)	3.94	1/7/07	10,910,000 [a]	10,910,000
Shenendehowa Central School
District, GO Notes, BAN	4.50	6/29/07	3,000,000	3,000,071

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Spencerport,
GO Notes, BAN	4.50	3/1/07	1,495,000	1,497,334
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency
Contract Secured)	5.00	6/1/07	1,305,000	1,312,106
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; Citizens Bank of
Massachusetts)	3.93	1/7/07	3,400,000 [a]	3,400,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; HSBC Bank USA)	3.93	1/7/07	3,605,000 [a]	3,605,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.97	1/7/07	4,750,000 [a,b]	4,750,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Banksville
Independent Fire Co., Inc.
Civic Facility) (LOC; The Bank
of New York)	3.97	1/7/07	900,000 [a]	900,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy College
Project) (LOC; Key Bank)	3.94	1/7/07	3,100,000 [a]	3,100,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Northern
Westchester Hospital
Association Civic Facility)
(LOC; Commerce Bank)	3.94	1/7/07	6,800,000 [a]	6,800,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.96	1/7/07	8,030,000 [a,b]	8,030,000
U.S. Related—2.5%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citigroup Global
Market Holding and LOC;
Citigroup Global Market Holding)	3.97	1/7/07	3,400,000 [a,b]	3,400,000
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Financing Authority,
Environmental Control Facilities
Revenue (Bristol-Myers Squibb
Company Project)	3.96	1/7/07	4,400,000 [a]	4,400,000

Total Investments (cost $304,499,733)			99.0%	304,499,733

Cash and Receivables (Net)			1.0%	3,156,244

Net Assets			100.0%	307,655,977

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $66,000,000 or 21.5% of net assets.

14

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	86.4
AAA,AA,Ac	Aaa,Aa,Ac	AAA,AA,Ac	2.7
Not Rated[d]	Not Rated[d]	Not Rated[d]	10.9
			100.0

†	Based on total investments.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES December 31, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	304,499,733	304,499,733
Cash		2,453,784
Interest receivable		1,649,472
		308,602,989

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		103,089
Dividends payable		820,950
Payable for shares of Beneficial Interest redeemed		22,973
		947,012

Net Assets ($)		307,655,977

Composition of Net Assets ($):
Paid-in capital		307,651,476
Accumulated net realized gain (loss) on investments		4,501

Net Assets ($)		307,655,977

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		307,651,476
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS Six Months Ended December 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	5,386,571
Expenses:
Management fee—Note 2	673,298
Total Expenses	673,298
Investment Income—Net	4,713,273

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	4,501
Net Increase in Net Assets Resulting from Operations	4,717,774

See notes to financial statements.
18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Operations ($):
Investment income—net	4,713,273	6,950,020
Net realized gain (loss) on investments	4,501	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,717,774	6,950,020

Dividends to Shareholders from ($):
Investment income—net	(4,713,273)	(6,950,020)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	127,759,427	197,373,427
Dividends reinvested	4,154,316	6,258,560
Cost of shares redeemed	(111,255,749)	(224,960,449)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	20,657,994	(21,328,462)
Total Increase (Decrease) in Net Assets	20,662,495	(21,328,462)

Net Assets ($):
Beginning of Period	286,993,482	308,321,944
End of Period	307,655,977	286,993,482

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following table describe the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
December 31, 2006			Year Ended June 30,

	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.016	.025	.013	.005	.009	.014
Distributions:
Dividends from investment
income—net	(.016)	(.025)	(.013)	(.005)	(.009)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.17[a]	2.52	1.34	.52	.86	1.36

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45[a]	.45	.45	.45	.45	.45
Ratio of net investment income
to average net assets	3.15[a]	2.49	1.33	.52	.86	1.36

Net Assets, end of period
($ X 1,000)	307,656	286,993	308,322	302,652	340,089	343,032

[a] Annualized.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC New York Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund. The fund’s investment objective is to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liq-uidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian,Mellon Bank,N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally

22

declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain, if any, sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are more-likely-than-not of being sustained by the applicable tax authority.Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2006 were all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (collectively the “Dreyfus/Laurel Funds”) attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between

24

the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $103,089.

NOTE 3—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 2006, the fund did not borrow under the Facility.

The Fund 25

For More	Information

Dreyfus BASIC	Transfer Agent &
New York Municipal	Dividend Disbursing Agent
Money Market Fund	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Manager	Distributor
The Dreyfus Corporation	Dreyfus Service Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the “Committee”), which is responsible for selecting and nominating persons for election or appointment by the Registrant’s Board as Board members. The Committee has adopted a Nominating Committee Charter (the “Charter”). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds
By:	/s/ J. David Officer
J. David Officer
President

Date:	February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 27, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 27, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)